Expense Example	Feb. 25, 2026 USD ($)
T. Rowe Price Equity Index 500 Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
T. Rowe Price Equity Index 500 Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	5
Expense Example, with Redemption, 3 Years	20
Expense Example, with Redemption, 5 Years	39
Expense Example, with Redemption, 10 Years	96
T. Rowe Price Equity Index 500 Fund - Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
T. Rowe Price Extended Equity Market Index Fund [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
T. Rowe Price Total Equity Market Index Fund [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	$ 243